Securities (Tables)	12 Months Ended
Sep. 30, 2012
Securities [Abstract]
Available-for-Sale Securities [Table Text Block]

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2012
U.S. Government Agencies:
Due after five but within ten years	$18,981	$78	$—	$19,059
Due after ten years but within fifteen years	5,000	29	—	5,029
Corporate bonds due after five years but within ten years	4,404	195	—	4,599

Municipal bonds:
Due after five years but within ten years	3,765	127	—	3,892
Mortgage-backed securities	15,409	373	—	15,782

	$47,559	$802	$—	$48,361

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2011
U.S. Government Agencies:
Due after one but within five years	$15,231	$192	$4	$15,419
Due after five years but within ten years	16,307	6	60	16,253
Due after ten years but within fifteen years	4,002	—	—	4,002
Corporate bonds due after five years but within ten years	3,664	141	—	3,805

Municipal bonds:
Due after five years but within ten years	246	—	—	246
Due after ten years but within fifteen years	884	33	—	917
Mortgage-backed securities	18,697	423	—	19,120

	$59,031	$795	$64	$59,762

Age of Unrealized Losses and Fair Value of Available-for-Sale Securities [Table Text Block]

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
September 30, 2011
U.S. Government Agencies	$12,675	$64	$—	$—	$12,675	$64

	$12,675	$64	$—	$—	$12,675	$64